Organization, Business Operations - Liquidity (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Description of the Business
Operating bank account		$ 200,000		$ 200,000
Working capital deficit		3,300,000		3,300,000
Interest income from investments in Trust Account	$ 0	5,798	$ 73,393	58,474	$ 194,901	$ 254,149
Maximum net interest to pay dissolution expenses				500,000		500,000
Contribution from sponsor				25,000
Note from sponsor				200,000
Amounts outstanding under any Working Capital Loan		$ 0		$ 0		$ 0